401(k) Plan	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
401(k) Plan	401(k) PlanIn 2019, the Company adopted a 401(k) Plan that qualifies as a deferred salary arrangement under Section 401 of the IRC. Under the 401(k) Plan, participating employees may defer a portion of their pretax earnings not to exceed the maximum amount allowable. The Company incurred expenses related to the 401(k) match of $60 thousand during the year ended December 31, 2022, no amounts were contributed to the plan in 2022 but are expected to be contributed in the first quarter of 2023. The Company did not make any contributions to the plan during the year ended December 31, 2021.